Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Perform
anc
e Table

Pay Versus Performance Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for CEO ($) (1)	CAP to CEO ($) (2)	Average SCT Total for Non- CEO NEOs ($) (3)	Average CAP to Non-CEO NEOs ($) (4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)	Net Income ($)	Adjusted EBITDA (in millions) ($) (6)

2022	5,954,650	2,548,269	2,304,413	1,055,193	27.11	124.11	(271,000,000)	336.5

2021	7,755,000	6,764,007	2,767,255	2,165,556	50.46	152.43	(422,800,000)	79.9

2020	7,011,592	1,133,908	1,890,430	689,145	54.50	118.35	(616,800,000)	(276.9)

(1)	For 2022, our CEO was Sean Gamble. For 2021 and 2020, our CEO was Mark Zoradi.

(2)
For 2022, the compensation actually paid (“
CAP
”) to the CEO reduces the amounts shown in the Summary Compensation Table (“
SCT
”) by (x) deducting (i) the net decrease in the grant date fair value of equity awards issued to Sean Gamble in 2022 and the fair value of such equity awards as of December 30, 2022 and (ii) the net decrease in the fair value of prior years unvested equity awards outstanding as of 12/31/2022 using the fair value as of 12/31/2021 as compared to the fair value as of 12/31/2022 and (y) adding the net increase of the fair value of prior year equity awards that vested in 2022 using the fair value on the vesting date compared to the fair value of such equity awards at 12/31/2021. For performance share units awarded in 2022, the grant date fair value uses maximum as that amount has been certified by the Compensation Committee and remains subject to time-based vesting.

For 2021, the CAP to the CEO reduces the amount shown in the Summary Compensation Table by deducting (i) the decrease in the grant date fair value as for equity awards granted to Mark Zoradi in 2021 which vested in 2021 compared to the fair value of such equity awards on the vest date and (ii) the net decrease in the fair value of prior year equity awards issued to Mark Zoradi that vested in 2021 using the fair value of such equity awards on the vesting date compared to the fair value as of 12/31/2020. All of the outstanding unvested equity awards for Mark Zoradi vested at the end of the term of his agreement in December 2021.
For 2020, the CAP to the CEO reduces the amount shown in the Summary Compensation Table by deducting (i) the net decrease in the grant date fair value of equity awards granted to Mark Zoradi in 2020 and the fair value of such awards as of 12/31/ 2020 (ii) the net decrease in the fair value of prior years unvested equity awards issued to Mark Zoradi outstanding as of 12/31/2019 using the fair value as of 12/31/2019 as compared to the fair value as of 12/31/2020 and (iii) the net decrease in the fair value of prior year equity awards issued to Mark Zoradi that vested in 2020 using the fair value on the vesting date as compared to the fair value as of 12/31/2019. The number of outstanding equity awards at 12/31/2019 includes performance share unit awards that have been certified by the Compensation Committee. For performance share unit awards for which the performance period has not lapsed, the amount included assumed achievement of threshold performance over the performance period as required by the rules of the SEC.

(3)
For 2022, our
Non-CEO
NEOs included Melissa Thomas, Executive Vice President – Chief Financial Officer; Michael Cavalier, Executive Vice President – General Counsel; Valmir Fernandes, President – Cinemark International; and Wanda Gierhart, Chief Marketing and Content Officer. For 2021 and 2020 our
Non-CEO
NEOs included Lee Roy Mitchell, Executive Chairman of the Board; Sean Gamble, Executive Vice President – Chief Financial Officer and Chief Operating Officer; Michael Cavalier, Executive Vice President – General Counsel; and Valmir Fernandes, President – Cinemark International.

(4)
For 2022, the CAP to
Non-CEO
NEOs reduces the amounts shown in the average Summary Compensation Table by (x) deducting (i) the decrease in the grant date fair value of equity awards issued in 2022 and the fair value of such equity awards as of 12/31/2022 and (ii) the net decrease in the fair value of prior years unvested equity awards outstanding as of 12/31/2022 using the fair value as of 12/31/2021 as compared to the fair value as of 12/30/2022 and (y) adding the net increase of the fair value of prior years equity awards that vested in 2022 using the fair value on the vesting date compared to the fair value of such equity awards at 12/31/2021. For performance share units awarded in 2022, the grant date fair value uses maximum achievement as that amount has been certified by the Compensation Committee and remains subject to time-based
vesting.
For 2021, the CAP to
Non-CEO
NEOs reduces the amount shown in the average Summary Compensation Table by deducting (i) the net decrease of the grant date fair value of equity awards issued in 2021 as compared to the fair value of such equity awards as of 12/31/2021, (ii) the net decrease in the fair value of prior years unvested equity awards outstanding as of 12/31/2020 as compared to the fair value of such equity awards and of 12/31/2021 and (iii) the net decrease of the fair value of prior years equity awards that vested in 2021 using the fair value on the vesting date compared to the fair value of such equity awards as of 12/31/2020.
For 2020, the CAP to
Non-CEO
NEOs reduces the amounts shown in the average Summary Compensation Table by deducting (i) the net decrease of the grant date fair value of equity awards issued in 2020 as compared to the fair value of such equity awards as of 12/31/2020, (ii) the net decrease in the fair value of prior years unvested equity awards outstanding as of 12/31/2019 as compared to the fair value of such equity awards as of 12/31/2020 and (iii) the net decrease of the fair value of prior year equity awards that vested in 2020 using the fair value of the equity awards on the vesting date compared to the fair value of such awards as of 12/31/2019. The number of equity awards outstanding as of 12/31/2019 includes performance share unit awards that have been certified by the Compensation Committee. For performance share unit awards for which the performance period has not lapsed, the amounts include assumed achievement of threshold performance over the performance period as required by the rules of the SEC.

(5)
For the fiscal years ended 2020, 2021 and 2022 the peer group TSR includes the S&P 500 Index, AMC Entertainment Holdings, Inc. and IMAX Corporation, the two other publicly held companies in our industry with whom we compete for investor capital. The amounts shown set forth the total shareholder return assuming reinvestment of dividends during the
5-year
period ended 12/31/22, 12/31/21 and 12/31/20, respectively, weighted based upon the S&P Index and AMC and IMAX’s stock market capitalization at the beginning of each period for which a return is indicated.

(6)
Adjusted EBITDA is a non-GAAP measure used by management and our board of directors to assess our financial performance and enterprise value. Adjusted EBITDA is considered a key performance in our industry. Annex A sets forth our reconciliation of Adjusted EBITDA (in millions).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For 2022, our
Non-CEO
NEOs included Melissa Thomas, Executive Vice President – Chief Financial Officer; Michael Cavalier, Executive Vice President – General Counsel; Valmir Fernandes, President – Cinemark International; and Wanda Gierhart, Chief Marketing and Content Officer. For 2021 and 2020 our
Non-CEO
	NEOs included Lee Roy Mitchell, Executive Chairman of the Board; Sean Gamble, Executive Vice President – Chief Financial Officer and Chief Operating Officer; Michael Cavalier, Executive Vice President – General Counsel; and Valmir Fernandes, President – Cinemark International.
Peer Group Issuers, Footnote [Text Block]	For the fiscal years ended 2020, 2021 and 2022 the peer group TSR includes the S&P 500 Index, AMC Entertainment Holdings, Inc. and IMAX Corporation, the two other publicly held companies in our industry with whom we compete for investor capital. The amounts shown set forth the total shareholder return assuming reinvestment of dividends during the
5-year
	period ended 12/31/22, 12/31/21 and 12/31/20, respectively, weighted based upon the S&P Index and AMC and IMAX’s stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 5,954,650	$ 7,755,000	$ 7,011,592
PEO Actually Paid Compensation Amount	$ 2,548,269	6,764,007	1,133,908
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For 2022, the compensation actually paid (“
CAP
”) to the CEO reduces the amounts shown in the Summary Compensation Table (“
SCT
”) by (x) deducting (i) the net decrease in the grant date fair value of equity awards issued to Sean Gamble in 2022 and the fair value of such equity awards as of December 30, 2022 and (ii) the net decrease in the fair value of prior years unvested equity awards outstanding as of 12/31/2022 using the fair value as of 12/31/2021 as compared to the fair value as of 12/31/2022 and (y) adding the net increase of the fair value of prior year equity awards that vested in 2022 using the fair value on the vesting date compared to the fair value of such equity awards at 12/31/2021. For performance share units awarded in 2022, the grant date fair value uses maximum as that amount has been certified by the Compensation Committee and remains subject to time-based vesting.

For 2021, the CAP to the CEO reduces the amount shown in the Summary Compensation Table by deducting (i) the decrease in the grant date fair value as for equity awards granted to Mark Zoradi in 2021 which vested in 2021 compared to the fair value of such equity awards on the vest date and (ii) the net decrease in the fair value of prior year equity awards issued to Mark Zoradi that vested in 2021 using the fair value of such equity awards on the vesting date compared to the fair value as of 12/31/2020. All of the outstanding unvested equity awards for Mark Zoradi vested at the end of the term of his agreement in December 2021.
For 2020, the CAP to the CEO reduces the amount shown in the Summary Compensation Table by deducting (i) the net decrease in the grant date fair value of equity awards granted to Mark Zoradi in 2020 and the fair value of such awards as of 12/31/ 2020 (ii) the net decrease in the fair value of prior years unvested equity awards issued to Mark Zoradi outstanding as of 12/31/2019 using the fair value as of 12/31/2019 as compared to the fair value as of 12/31/2020 and (iii) the net decrease in the fair value of prior year equity awards issued to Mark Zoradi that vested in 2020 using the fair value on the vesting date as compared to the fair value as of 12/31/2019. The number of outstanding equity awards at 12/31/2019 includes performance share unit awards that have been certified by the Compensation Committee. For performance share unit awards for which the performance period has not lapsed, the amount included assumed achievement of threshold performance over the performance period as required by the rules of the SEC.

Non-PEO NEO Average Total Compensation Amount	$ 2,304,413	2,767,255	1,890,430
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,055,193	2,165,556	689,145
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
For 2022, the CAP to
Non-CEO
NEOs reduces the amounts shown in the average Summary Compensation Table by (x) deducting (i) the decrease in the grant date fair value of equity awards issued in 2022 and the fair value of such equity awards as of 12/31/2022 and (ii) the net decrease in the fair value of prior years unvested equity awards outstanding as of 12/31/2022 using the fair value as of 12/31/2021 as compared to the fair value as of 12/30/2022 and (y) adding the net increase of the fair value of prior years equity awards that vested in 2022 using the fair value on the vesting date compared to the fair value of such equity awards at 12/31/2021. For performance share units awarded in 2022, the grant date fair value uses maximum achievement as that amount has been certified by the Compensation Committee and remains subject to time-based
vesting.
For 2021, the CAP to
Non-CEO
NEOs reduces the amount shown in the average Summary Compensation Table by deducting (i) the net decrease of the grant date fair value of equity awards issued in 2021 as compared to the fair value of such equity awards as of 12/31/2021, (ii) the net decrease in the fair value of prior years unvested equity awards outstanding as of 12/31/2020 as compared to the fair value of such equity awards and of 12/31/2021 and (iii) the net decrease of the fair value of prior years equity awards that vested in 2021 using the fair value on the vesting date compared to the fair value of such equity awards as of 12/31/2020.
For 2020, the CAP to
Non-CEO
NEOs reduces the amounts shown in the average Summary Compensation Table by deducting (i) the net decrease of the grant date fair value of equity awards issued in 2020 as compared to the fair value of such equity awards as of 12/31/2020, (ii) the net decrease in the fair value of prior years unvested equity awards outstanding as of 12/31/2019 as compared to the fair value of such equity awards as of 12/31/2020 and (iii) the net decrease of the fair value of prior year equity awards that vested in 2020 using the fair value of the equity awards on the vesting date compared to the fair value of such awards as of 12/31/2019. The number of equity awards outstanding as of 12/31/2019 includes performance share unit awards that have been certified by the Compensation Committee. For performance share unit awards for which the performance period has not lapsed, the amounts include assumed achievement of threshold performance over the performance period as required by the rules of the SEC.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	Three Most Important Measures for Determining NEO Pay Measure 1 – Adjusted EBITDA Measure 2 – Revenues Measure 3 – Cash Flow
Total Shareholder Return Amount	$ 27.11	50.46	54.5
Peer Group Total Shareholder Return Amount	124.11	152.43	118.35
Net Income (Loss)	$ (271,000,000)	$ (422,800,000)	$ (616,800,000)
Company Selected Measure Amount	336.5	79.9	(276.9)
PEO Name	Sean Gamble	Mark Zoradi	Mark Zoradi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure used by management and our board of directors to assess our financial performance and enterprise value. Adjusted EBITDA is considered a key performance in our industry. Annex A sets forth our reconciliation of Adjusted EBITDA (in millions).
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow